Segmental analyses (Tables)	12 Months Ended
Dec. 31, 2022
Reportable Segments [Abstract]
Disclosure of Operating Segment Information
The following table shows 2022 revenue at current rates, and 2022 revenue translated using 2021 rates of exchange. The 2021 figures are stated at the 2021 rates of exchange.

			2022	2021
	Revenue Constant rates £m	Translation exchange £m	Revenue Current Rates £m	Revenue £m
U.S.	11,358	1,281	12,639	11,691
AME	9,119	168	9,287	8,444
APMEA	5,796	(67)	5,729	5,549
Revenue	26,273	1,382	27,655	25,684
The following table shows 2021 revenue at current rates, and 2021 revenue translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

			2021	2020
	Revenue Constant rates £m	Translation exchange £m	Revenue Current Rates £m	Revenue £m
U.S.	12,530	(839)	11,691	11,473
AME	8,925	(481)	8,444	8,366
APMEA	6,106	(557)	5,549	5,937
Revenue	27,561	(1,877)	25,684	25,776
The following table shows 2022 profit from operations and adjusted profit from operations at current rates, and 2022 adjusted profit from operations translated using 2021 rates of exchange. The 2021 figures are stated at the 2021 rates of exchange.

					2022			2021
	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,095	740	6,835	(630)	6,205	5,887	(321)	5,566
AME	3,268	80	3,348	(422)	2,926	3,059	(157)	2,902
APMEA	2,263	(38)	2,225	(833)	1,392	2,204	(438)	1,766
Profit from operations	11,626	782	12,408	(1,885)	10,523	11,150	(916)	10,234
Net finance costs					(1,641)			(1,486)
Share of post-tax results of associates and joint ventures					442			415
Profit before taxation					9,324			9,163
Taxation on ordinary activities					(2,478)			(2,189)
Profit for the year					6,846			6,974
Note:
*    The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g), 6(h), 6(i), 6(j), and 7.
The following table shows 2021 profit from operations and adjusted profit from operations at current rates, and 2021 adjusted profit from operations translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

					2021			2020
	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,343	(456)	5,887	(321)	5,566	5,784	(809)	4,975
AME	3,210	(151)	3,059	(157)	2,902	3,259	(183)	3,076
APMEA	2,399	(195)	2,204	(438)	1,766	2,322	(411)	1,911
Profit from operations	11,952	(802)	11,150	(916)	10,234	11,365	(1,403)	9,962
Net finance costs					(1,486)			(1,745)
Share of post-tax results of associates and joint ventures					415			455
Profit before taxation					9,163			8,672
Taxation on ordinary activities					(2,189)			(2,108)
Profit for the year					6,974			6,564
Note:
*    The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g), 6(h), 6(i), 6(j), and 7.

Summary of Depreciation Amortisation and Impairment Charges
Adjusted profit from operations at constant rates of £11,626 million (2021: £11,952 million; 2020: £11,661 million) excludes adjusting depreciation, amortisation and impairment charges as explained in notes 4 and 7. These are excluded from segmental adjusted profit from operations at constant rates as follows:

					2022			2021
	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	221	16	237	322	559	203	276	479
AME	363	11	374	116	490	333	56	389
APMEA	186	3	189	67	256	188	20	208
	770	30	800	505	1,305	724	352	1,076

					2021			2020
	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	210	(7)	203	276	479	204	272	476
AME	351	(18)	333	56	389	336	126	462
APMEA	200	(12)	188	20	208	211	301	512
	761	(37)	724	352	1,076	751	699	1,450

Disclosure of Additional Information by Product Category
Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2022 £m	2021 £m	2020 £m
New Categories	2,894	2,054	1,443
Vapour	1,436	927	611
THP	1,060	853	634
Modern Oral	398	274	198
Traditional Oral	1,209	1,118	1,160
Combustibles	23,030	22,029	22,752
Other	522	483	421
Revenue	27,655	25,684	25,776

Disclosure of Geographical Information of External Revenue
External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m
External revenue	228	209	188	27,427	25,475	25,588	27,655	25,684	25,776

Disclosure of Geographical Information of Non-Current Assets

	United Kingdom		All foreign countries		Group
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Intangible assets	529	481	128,546	115,144	129,075	115,625
Property, plant and equipment	215	339	4,652	4,614	4,867	4,953
Investments in associates and joint ventures	—	8	2,020	1,940	2,020	1,948